Financial income and expenses - Text Details (Detail) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income and expenses [Abstract]
Finance income (cost)		€ (213)	€ (137)	€ (442)
Increase (decrease) in financial income expense		(76)	(305)
Financial charges related to early redemption of bonds	€ (153)	(46)
Increase (decrease) in net interest expense		(25)	(117)
Impairment loss on financial assets		€ (0)	€ 2	€ 24